Income tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Current tax:
Total current tax (expense)/credit		£ (989)		£ (483)		£ 58
Deferred tax:
Total deferred tax expense		(1,426)		(8,112)		(63,520)
Total tax expense
Total income tax expense		(2,415)		(8,595)		(63,462)
UK and US
Current tax:
Current tax on loss/(profit) for the year		551		(498)		(1,809)
Adjustment in respect of previous years		(598)		229		2,590
US
Deferred tax:
Origination and reversal of temporary differences		4,591		(3,452)		(9,371)
Re-measurement of US deferred tax asset		(3,916)
Adjustment in respect of previous years		(1,150)		776		(1,787)
Impact of change in corporate income tax rate	[1]					(48,954)
Total deferred tax expense		(475)	[2]	(2,676)	[2]	(60,112)
UK
Deferred tax:
Origination and reversal of temporary differences		2,452		(5,515)		(3,650)
Adjustment in respect of previous years		512		79		242
Impact of change in corporate income tax rate		(3,915)
Total deferred tax expense		(951)	[3]	(5,436)	[3]	(3,408)
Other than UK and US
Current tax:
Current tax on loss/(profit) for the year		£ (942)		£ (214)		£ (723)

[1]	The deferred tax expense for the year ended 30 June 2018 included a non-cash, tax accounting write-off of £49.0 million following the enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21% which necessitated re-measurement of the then existing US deferred tax position.
[2]	The full deferred tax asset balance is expected to be recovered after more than one year.
[3]	Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.